Financial Instruments with OffBalanceSheet Risk (Table)	12 Months Ended
Dec. 31, 2021
Financial Instruments with OffBalanceSheet Risk (Table)
Financial Instruments with Off-Balance-Sheet Risk
	Contract or Notional Amount
	2021	2020

Unused portions of home equity lines of credit	$36,281,001	$35,217,177
Residential and commercial construction lines of credit	6,731,575	14,843,617
Commercial real estate commitments	47,804,534	32,888,666
Commercial and industrial commitments	56,382,838	57,848,075
Other commitments to extend credit	43,227,424	42,140,295
Standby letters of credit and commercial letters of credit	2,108,050	1,585,000
Recourse on sale of credit card portfolio	305,305	327,855
MPF credit enhancement obligation, net (See Note 19)	552,158	552,158